Equity investments, at FVOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity investments, at FVOCI
Additions		$ 30,162
Fair value loss	$ (11,422)	(7,030)
Non-current		23,132
Current	11,710
Equity investments at FVOCI
Equity investments, at FVOCI
At beginning of the financial year	23,132
Additions		30,162
Fair value loss	(11,422)	(7,030)
At end of the financial year	11,710	23,132
Non-current		23,132
Current	11,710
Equity investments at FVOCI | Confidence Petroleum India Ltd
Equity investments, at FVOCI
At beginning of the financial year	23,132
At end of the financial year	$ 11,710	$ 23,132